Financial Risk Management_The Remaining Contractual Maturity Of Financial Assets And Liabilities Excluding Derivatives Held For Cash Flow Hedging(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		₩ 627,962,892	₩ 539,836,206
Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	10,358,084	7,488,979
Cash Flow Of Restricted Due From Financial Institutions		15,331,515	13,394,627
Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		61,576,339	54,642,998
Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	5,210,512	3,008,598
Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	275,876	170,126
Loans measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		423,652,655	385,303,297
Financial assets at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	67,806,453	48,904,078
Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	45,876,958	32,038,787
Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		13,206,015	8,279,343
Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		500,715,969	439,430,974
Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	2,025,952	2,663,327
Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	9,784,107	12,704,826
Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	5,014,072	2,842,950
Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	104,697	52,177
Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	341,482,538	309,872,773
Borrowings Related To Liquidity Risk
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		50,160,304	38,182,349
Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		65,678,525	53,543,752
Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		591,952	577,522
Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		25,873,822	18,991,298
Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		172,647,379	155,645,005
Acceptances And Guarantees Contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		8,548,928
Financial guarantee contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	4,964,468	3,847,390
Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	159,133,983	151,797,615
On demand | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		78,665,119	65,901,703
On demand | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	7,186,004	5,323,332
On demand | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		60,520,103	52,488,545
On demand | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	5,210,512	3,008,598
On demand | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	0	0
On demand | Loans measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		3,126,366	2,908,095
On demand | Financial assets at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	2,532,279	2,101,605
On demand | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	0	0
On demand | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		89,855	71,528
On demand | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		208,505,795	167,244,458
On demand | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	2,025,952	2,663,327
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	9,784,107	12,704,826
On demand | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	5,014,072	2,842,950
On demand | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0	0
On demand | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	182,111,594	141,821,986
On demand | Borrowings Related To Liquidity Risk
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		9,333,894	7,074,508
On demand | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		18,105	22,285
On demand | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		205	256
On demand | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		217,866	114,320
On demand | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		172,647,379	155,645,005
On demand | Acceptances And Guarantees Contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		8,548,928
On demand | Financial guarantee contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	4,964,468	3,847,390
On demand | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	159,133,983	151,797,615
Up to 1 month | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		44,356,445	42,638,440
Up to 1 month | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	1,449,949	1,038,805
Up to 1 month | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		242,664	446,069
Up to 1 month | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	9,371	4,892
Up to 1 month | Loans measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		29,240,531	33,042,040
Up to 1 month | Financial assets at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	896,523	526,465
Up to 1 month | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	1,003,104	1,002,164
Up to 1 month | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		11,514,303	6,578,005
Up to 1 month | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		61,923,070	49,872,191
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	3,123	14,764
Up to 1 month | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	17,207,360	17,180,492
Up to 1 month | Borrowings Related To Liquidity Risk
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		17,730,230	12,341,516
Up to 1 month | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		2,806,105	2,652,730
Up to 1 month | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		22,372	19,304
Up to 1 month | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		24,153,880	17,663,385
Up to 1 month | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Acceptances And Guarantees Contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0
Up to 1 month | Financial guarantee contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
Up to 1 month | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
1-3 montshs | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		40,935,229	36,912,087
1-3 montshs | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	469,858	286,091
1-3 montshs | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		83,408	273,144
1-3 montshs | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	32,816	20,216
1-3 montshs | Loans measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		35,862,097	32,668,128
1-3 montshs | Financial assets at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	1,556,600	1,403,884
1-3 montshs | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	2,724,223	2,080,834
1-3 montshs | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		206,227	179,790
1-3 montshs | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		40,432,762	34,410,292
1-3 montshs | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	4,120	15,588
1-3 montshs | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	28,485,765	27,300,542
1-3 montshs | Borrowings Related To Liquidity Risk
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		4,923,897	3,057,980
1-3 montshs | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		6,769,859	3,812,476
1-3 montshs | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		40,376	35,730
1-3 montshs | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		208,745	187,976
1-3 montshs | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Acceptances And Guarantees Contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0
1-3 montshs | Financial guarantee contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
1-3 montshs | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
3-12 months | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		151,208,626	140,008,538
3-12 months | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	1,217,217	822,123
3-12 months | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		25,658	187,821
3-12 months | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	74,364	37,441
3-12 months | Loans measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		135,526,320	125,125,270
3-12 months | Financial assets at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	10,523,465	6,761,533
3-12 months | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	2,567,726	5,700,500
3-12 months | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,273,876	1,373,850
3-12 months | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		124,371,254	130,819,629
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	62,147	1,652
3-12 months | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	99,879,946	110,410,809
3-12 months | Borrowings Related To Liquidity Risk
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		9,617,100	8,994,817
3-12 months | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		14,330,686	11,062,873
3-12 months | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		152,084	137,419
3-12 months | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		329,291	212,059
3-12 months | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Acceptances And Guarantees Contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0
3-12 months | Financial guarantee contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
3-12 months | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
1~5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		161,540,493	136,109,923
1~5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	35,056	18,628
1~5 years | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		142,547	236,130
1~5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	70,863	41,401
1~5 years | Loans measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		116,211,931	94,802,566
1~5 years | Financial assets at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	35,347,644	33,604,010
1~5 years | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	9,658,717	7,366,945
1~5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		73,735	40,243
1~5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		56,378,541	49,265,152
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	35,198	20,044
1~5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	12,133,364	10,804,440
1~5 years | Borrowings Related To Liquidity Risk
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		7,616,809	4,950,294
1~5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		35,512,544	32,477,672
1~5 years | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		332,033	318,781
1~5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		748,593	693,921
1~5 years | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Acceptances And Guarantees Contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0
1~5 years | Financial guarantee contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
1~5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
Over 5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		151,256,980	118,265,515
Over 5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		561,959	1,011,289
Over 5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	88,462	66,176
Over 5 years | Loans measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		103,685,410	96,757,198
Over 5 years | Financial assets at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	16,949,942	4,506,581
Over 5 years | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	29,923,188	15,888,344
Over 5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		48,019	35,927
Over 5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		9,104,547	7,819,252
Over 5 years | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	109	129
Over 5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	1,664,509	2,354,504
Over 5 years | Borrowings Related To Liquidity Risk
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		938,374	1,763,234
Over 5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		6,241,226	3,515,716
Over 5 years | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		44,882	66,032
Over 5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		215,447	119,637
Over 5 years | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Acceptances And Guarantees Contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0
Over 5 years | Financial guarantee contracts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
Over 5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	₩ 0	₩ 0

[1]	Restricted due from financial instruments amounting to KRW 13,394,627 million and KRW 15,331,515 million are excluded as of December 31, 2019 and 2020, respectively.
[2]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the 'On demand' category.
[3]	Cash flows of derivative instruments held for hedging are shown at net amounts of cash inflows and outflows by remaining contractual maturity.
[4]	Equity securities designated as financial assets at fair value through other comprehensive income are included in the 'On demand' category because most are available for sale at any time. However, equity securities restricted from sale, are included in the category corresponding to the date on which the restriction is lifted.
[5]	Deposits that are contractually repayable on demand or on short notice are included in the 'On demand' category.
[6]	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.
[7]	Commitments are included in the 'On demand' category because payments can be requested at any time.